Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (Loss) before income taxes	$ (1,129,396)	$ (874,831)	$ 230,132
PRC [Member]
Income (Loss) before income taxes	(178,062)	(825,219)	230,132
BVI [Member]
Income (Loss) before income taxes	$ (951,334)	$ (49,612)